Note Payable - Officers and Directors (Tables)	9 Months Ended
Sep. 30, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Related party notes payable as of September 30, 2016 and December 31, 2015 consists of the following:

Description	September 30, 2016	December 31, 2015
Notes payable – officers and directors bearing interest at 12% per annum, unsecured, demand notes.	$100,501	$69,944
Note payable – other bearing interest at 12% per annum, unsecured, demand note.	39,581	-
Total	$140,082	$69,944